Financial Risks Management - Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
Gross carrying amount	$ 21,670,847	$ 53,631,443
Loss allowance	(3,297,953)	(2,303,255)
Net carrying amount	$ 18,372,894	$ 51,328,188	$ 2,360,553	$ 6,594,656
II Note 1 [Member] | Trade receivables [member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	$ 11,248,478	$ 8,161,899
Loss allowance	(665,773)	(347,863)
Net carrying amount	$ 10,582,705	$ 7,814,036	1,359,668	1,003,949
III Note 1 [Member] | Trade receivables [member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	$ 2,632,180	$ 1,955,392
Loss allowance	(2,632,180)	(1,955,392)
Net carrying amount
I Note 2 [Member] | Other receivables [Member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	12 – month ECL	12 – month ECL
Gross carrying amount	$ 930,251	$ 1,292,138
Loss allowance
Net carrying amount	$ 930,251	$ 1,292,138	119,519	166,014
I Note 3 [Member] | Cash and bank balances [Member]
Schedule of Maximum Exposure to Credit Risk by Credit Risk Rating Categories [Line Items]
12-month or lifetime ECL	12 – month ECL	12 – month ECL
Gross carrying amount	$ 6,859,938	$ 42,222,014
Loss allowance
Net carrying amount	$ 6,859,938	$ 42,222,014	$ 881,366	$ 5,424,693